August 1, 2019

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Vanguard Trustees’ Equity Fund (the “Trust”)
File No. 2-65955-99

Commissioners:

Enclosed is the 89th Post-Effective Amendment to the Trust’s Registration Statement on Form
N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933 with respect to
Vanguard Alternative Strategies Fund (the “Fund”). The purposes of this Amendment are: (1) to disclose a change in the Fund’s investment objective; (2) to change the Fund’s benchmark against which it compares its performance; (3) to adopt a risk methodology; (4) to change the Fund’s account minimum for purchases; and (5) to effect a number of non-material editorial changes.
Pursuant to the requirements of Rule 485(a)(1), we request that the Amendment become effective on October 16, 2019. Prior to the effective date of the Amendment, Vanguard will submit a Rule
485(b) filing that will include text addressing any SEC staff comments.
Please contact me at (610) 669-8005 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

Seth Ruderman
Senior Counsel
The Vanguard Group, Inc.

Enclosures
cc:	Lisa N. Larkin
U.S. Securities and Exchange Commission